Contingent Liabilities and Commitments_Acceptances And Guarantees By Counterparty(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 6,743,238	₩ 5,587,316
Unconfirmed guarantees	2,500,005	2,432,183
Total	₩ 9,243,243	₩ 8,019,499
Proportion (%)	100.00%	100.00%
Corporations
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 5,962,004	₩ 4,775,838
Unconfirmed guarantees	1,904,346	1,901,951
Total	₩ 7,866,350	₩ 6,677,789
Proportion (%)	85.10%	83.27%
Small companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 650,612	₩ 617,458
Unconfirmed guarantees	397,539	423,947
Total	₩ 1,048,151	₩ 1,041,405
Proportion (%)	11.34%	12.99%
Public and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 130,622	₩ 194,020
Unconfirmed guarantees	198,120	106,285
Total	₩ 328,742	₩ 300,305
Proportion (%)	3.56%	3.74%